Pensions and other post-employment benefits - Present value obligation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (103)
Interest expense	9	€ 15	€ 37
Past service cost	(131)
Net defined benefit liability (asset) at end of period	487	(103)
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(23,955)	(25,497)
Current service cost	(153)	(163)
Interest expense	(753)	(725)
Past service cost	140	(52)
Settlements	149	(1)
Total	(617)	(941)
Gain/(loss) from change in demographic assumptions	813	80
(Loss)/gain from change in financial assumptions	(2,391)	1,298
Experience gain/(loss)	71	79
Total	(1,507)	1,457
Translation differences	(480)	(807)
Contributions from plan participants	(130)	(138)
Benefits paid	2,037	1,988
Other	(11)	(16)
Total	1,416	1,026
Net defined benefit liability (asset) at end of period	(24,663)	(23,955)	(25,497)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,684
Net defined benefit liability (asset) at end of period	3,136	2,684
United States Pension benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(15,962)	(17,096)
Current service cost	(66)	(70)
Interest expense	(553)	(540)
Past service cost	(46)	(44)
Total	(665)	(654)
Gain/(loss) from change in demographic assumptions	759	36
(Loss)/gain from change in financial assumptions	(1,677)	938
Experience gain/(loss)	37	56
Total	(881)	1,030
Translation differences	(335)	(717)
Benefits paid	1,511	1,475
Total	1,176	758
Net defined benefit liability (asset) at end of period	(16,332)	(15,962)	(17,096)
United States Post-employment benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,987)
Net defined benefit liability (asset) at end of period	(1,861)	(1,987)
United States Post-employment benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(2,384)	(2,518)
Interest expense	(79)	(79)
Past service cost	167
Total	88	(79)
Gain/(loss) from change in demographic assumptions	49	23
(Loss)/gain from change in financial assumptions	(231)	155
Experience gain/(loss)	39	(10)
Total	(143)	168
Translation differences	(53)	(105)
Contributions from plan participants	(105)	(115)
Benefits paid	284	278
Other	(12)	(13)
Total	114	45
Net defined benefit liability (asset) at end of period	(2,325)	(2,384)	(2,518)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(800)
Net defined benefit liability (asset) at end of period	(788)	(800)
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(5,609)	(5,883)
Current service cost	(87)	(93)
Interest expense	(121)	(106)
Past service cost	19	(8)
Settlements	149	(1)
Total	(40)	(208)
Gain/(loss) from change in demographic assumptions	5	21
(Loss)/gain from change in financial assumptions	(483)	205
Experience gain/(loss)	(5)	33
Total	(483)	259
Translation differences	(92)	15
Contributions from plan participants	(25)	(23)
Benefits paid	242	235
Other	1	(4)
Total	126	223
Net defined benefit liability (asset) at end of period	€ (6,006)	€ (5,609)	€ (5,883)